Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class A
Trading Symbol	SCHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$20	0.38%
[1],[2]
Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 971,953,143
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class C
Trading Symbol	SCHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$56	1.10%
[4],[5]
Expenses Paid, Amount	$ 56	[4]
Expense Ratio, Percent	1.10%	[4]
Net Assets	$ 971,953,143
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class R
Trading Symbol	LLLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$36	0.71%
[7],[8]
Expenses Paid, Amount	$ 36	[7]
Expense Ratio, Percent	0.71%	[7]
Net Assets	$ 971,953,143
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Growth Fund
Class Name	Class I
Trading Symbol	LANIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.14%
[10],[11]
Expenses Paid, Amount	$ 7	[10]
Expense Ratio, Percent	0.14%	[10]
Net Assets	$ 971,953,143
Holdings Count | $ / shares	15
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$971,953,143
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class A
Trading Symbol	SCGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$20	0.40%
[13],[14]
Expenses Paid, Amount	$ 20	[13]
Expense Ratio, Percent	0.40%	[13]
Net Assets	$ 555,748,875
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class C
Trading Symbol	SCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$58	1.14%
[16],[17]
Expenses Paid, Amount	$ 58	[16]
Expense Ratio, Percent	1.14%	[16]
Net Assets	$ 555,748,875
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class R
Trading Symbol	LLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$41	0.80%
[19],[20],[21]
Expenses Paid, Amount	$ 41	[19]
Expense Ratio, Percent	0.80%	[19]
Net Assets	$ 555,748,875
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[22]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Moderate Growth Fund
Class Name	Class I
Trading Symbol	LLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Moderate Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$7	0.14%
[23],[24]
Expenses Paid, Amount	$ 7	[23]
Expense Ratio, Percent	0.14%	[23]
Net Assets	$ 555,748,875
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$555,748,875
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class A
Trading Symbol	SBBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$22	0.43%
[26],[27]
Expenses Paid, Amount	$ 22	[26]
Expense Ratio, Percent	0.43%	[26]
Net Assets	$ 304,857,374
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class C
Trading Symbol	SCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$60	1.19%
[29],[30]
Expenses Paid, Amount	$ 60	[29]
Expense Ratio, Percent	1.19%	[29]
Net Assets	$ 304,857,374
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class R
Trading Symbol	LLARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$39	0.78%
[32],[33]
Expenses Paid, Amount	$ 39	[32]
Expense Ratio, Percent	0.78%	[32]
Net Assets	$ 304,857,374
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[34]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Conservative Growth Fund
Class Name	Class I
Trading Symbol	LMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Conservative Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1	$8	0.15%
[35],[36]
Expenses Paid, Amount	$ 8	[35]
Expense Ratio, Percent	0.15%	[35]
Net Assets	$ 304,857,374
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$304,857,374
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[37]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class A
Trading Symbol	SBCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$28	0.56%
[38],[39]
Expenses Paid, Amount	$ 28	[38]
Expense Ratio, Percent	0.56%	[38]
Net Assets	$ 102,531,910
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class C
Trading Symbol	LWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C1	$70	1.40%
[41],[42]
Expenses Paid, Amount	$ 70	[41]
Expense Ratio, Percent	1.40%	[41]
Net Assets	$ 102,531,910
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[43]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class R
Trading Symbol	LMLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R1	$37	0.74%
[44],[45]
Expenses Paid, Amount	$ 37	[44]
Expense Ratio, Percent	0.74%	[44]
Net Assets	$ 102,531,910
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin Multi-Asset Defensive Growth Fund
Class Name	Class I
Trading Symbol	LMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Multi-Asset Defensive Growth Fund for the period February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1	$13	0.25%
[47],[48],[49]
Expenses Paid, Amount	$ 13	[47]
Expense Ratio, Percent	0.25%	[47]
Net Assets	$ 102,531,910
Holdings Count | $ / shares	18
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$102,531,910
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	15%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
†	Annualized.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[24]
†	Annualized.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[33]
†	Annualized.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[36]
†	Annualized.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[45]
†	Annualized.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	Annualized.

[50]
*	Does not include derivatives, except purchased options, if any.